[DREXEL HAMILNTON MUTUAL FUNDS LETTERHEAD]

October 29, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, D.C. 20549

RE:	Drexel Hamilton Mutual Funds

File Numbers 811-22545 & 333-173306

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, on behalf of Drexel Hamilton Mutual Funds, a registered investment company (the “Trust”), we hereby submit for filing on EDGAR exhibits containing interactive data relating to the Drexel Hamilton Multi-Asset Real Return Fund. The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed with the Securities and Exchange Commission on October 5, 2012. (Accession Number: 0000919574-12-005583).

If you have any questions, please contact me at (212) 918-4710.

Very truly yours,

/s/ Andrew Bang

Andrew Bang
Managing Partner
Drexel Hamilton Investment Partners